Segments of Business and Geographic Areas (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	$ 3,666	$ 3,158	$ 2,939
Consumer [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	575	631	532
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	1,010	958	912
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	1,857	1,331	1,270
Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	3,442	2,920	2,714
General Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	$ 224	$ 238	$ 225